Assets and liabilities held for sale and discontinued operations - Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 165,583	$ 871,876	$ 18,459
Marine
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	165,583	871,876	18,459
H2 Infra
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	0	0	0
H2 Industry
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 0	$ 0	$ 0